Summary Of Significant Accounting Policies - Additional Information (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($) Customer	Dec. 31, 2013 USD ($) Customer	Dec. 31, 2012 USD ($) Customer	Dec. 31, 2012 TWD	Dec. 31, 2014 Customers accounted for 10% or more Net revenue	Dec. 31, 2013 Customers accounted for 10% or more Net revenue	Dec. 31, 2012 Customers accounted for 10% or more Net revenue	Dec. 31, 2014 Amended in August 2012 TWD	Dec. 31, 2014 Minimum	Dec. 31, 2014 Maximum	Dec. 31, 2014 American Depositary Shares	Dec. 31, 2013 American Depositary Shares	Dec. 31, 2012 American Depositary Shares	Dec. 31, 2014 Ordinary Shares	Dec. 31, 2013 Ordinary Shares	Dec. 31, 2012 Ordinary Shares	Dec. 31, 2014 Software Minimum	Dec. 31, 2014 Software Maximum	Dec. 31, 2014 Core technology and customer relationship	Dec. 31, 2014 Buildings Minimum	Dec. 31, 2014 Buildings Maximum	Dec. 31, 2014 Machinery and Equipment Minimum	Dec. 31, 2014 Machinery and Equipment Maximum	Dec. 31, 2014 Furniture and Fixtures Minimum	Dec. 31, 2014 Furniture and Fixtures Maximum	Dec. 31, 2014 Leasehold And Building Improvement Minimum	Dec. 31, 2014 Leasehold And Building Improvement Maximum	Dec. 31, 2014 FCI
Significant Accounting Policies [Line Items]
Consolidated interest acquire in subsidiary	100.00%																											99.90%
Top ten customer sales in percentage	76.00%	76.00%	75.00%	75.00%
Major customers percentage of net sales					47.00%	46.00%	35.00%
Number of customers accounted for 10% or more sales	2	2	1	1
Short term investment maturity period									3 months	1 year
Property plant and equipment estimated useful life																	1 year	5 years		25 years	50 years	3 years	6 years	3 years	8 years	2 years	6 years
Depreciation and amortization	$ 6,917	$ 6,429	$ 5,881
Intangible asset amortized over estimated useful lives																			4 years
Warranty period for manufacturing defects of products	1 year
Evaluation of tax benefits realized upon settlement	50.00%
Income tax under IBT act effective date	January 1, 2006
Minimum Alternative Tax On Income under IBT act	12.00%
Standard deduction tax amount				1,000				500
Standard deduction tax rate			10.00%	10.00%				12.00%
Amendment Effective Date								January 1, 2013
The effect of dilutive securities of employee stock options and restricted stock units											546	577	1,311	2,183	2,308	5,245